Transactions With Affiliates - Gains Losses Commodity Price Swap Table (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Gains (losses) on commodity price swap
Net gains (losses) on commodity price swap agreements	$ 14,215		$ (30,191)		$ (191)
Sales [Member]
Gains (losses) on commodity price swap
Net gains (losses) on commodity price swap agreements	103,925	[1]	(2,957)	[1]	23,153	[1]
Cost Of Sales Member
Gains (losses) on commodity price swap
Net gains (losses) on commodity price swap agreements	(89,710)	[2]	(27,234)	[2]	(23,344)	[2]
Natural Gas Per Thousand Cubic Feet Member | Sales [Member]
Gains (losses) on commodity price swap
Net gains (losses) on commodity price swap agreements	37,665	[1]	33,845	[1]	20,200	[1]
Natural Gas Liquids [Member] | Sales [Member]
Gains (losses) on commodity price swap
Net gains (losses) on commodity price swap agreements	$ 66,260	[1]	$ (36,802)	[1]	$ 2,953	[1]

[1]	Reported in affiliate natural gas, NGLs and condensate sales in the consolidated statements of income in the period in which the related sale is recorded.
[2]	Reported in cost of product in the consolidated statements of income in the period in which the related purchase is recorded